Other Receivables	12 Months Ended
Jan. 31, 2025
Other Receivables
Other Receivables

Note 6 – Other Receivables

	January 31,	January 31,
	2025	2024
Other receivables	16,931	12,193
	16,931	12,193

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At January 31, 2025, a nominal balance (nil at January 31, 2024) of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.